Schedule of Investments (unaudited)
February 28, 2022
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
TransDigm Group, Inc.(a)	154,850	$ 103,221,462
Automobiles — 2.2%
Tesla, Inc.(a)	103,166	89,798,781
Capital Markets — 4.4%
KKR & Co., Inc.	1,087,604	65,386,752
S&P Global, Inc.	311,027	116,852,844
		182,239,596
Chemicals — 2.5%
Linde PLC	188,355	55,233,220
Sherwin-Williams Co.	175,275	46,120,111
		101,353,331
Containers & Packaging — 0.5%
Ball Corp.	231,295	20,756,413
Electronic Equipment, Instruments & Components — 1.5%
Zebra Technologies Corp., Class A(a)	145,654	60,204,624
Entertainment — 1.2%
Netflix, Inc.(a)	123,656	48,784,765
Health Care Equipment & Supplies — 2.5%
Align Technology, Inc.(a)	149,439	76,432,071
Intuitive Surgical, Inc.(a)	96,671	28,066,491
		104,498,562
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	93,008	44,259,717
Hotels, Restaurants & Leisure — 4.2%
Chipotle Mexican Grill, Inc.(a)	57,875	88,163,881
Domino’s Pizza, Inc.	95,070	41,090,205
Evolution AB(b)	389,395	44,647,713
		173,901,799
Industrial Conglomerates — 1.6%
Roper Technologies, Inc.	141,809	63,561,630
Interactive Media & Services — 10.5%
Alphabet, Inc., Class A(a)	82,205	222,047,214
Match Group, Inc.(a)	506,720	56,494,213
Meta Platforms, Inc., Class A(a)	284,818	60,105,142
Snap, Inc., Class A(a)(c)	2,329,285	93,031,643
		431,678,212
Internet & Direct Marketing Retail — 10.5%
Amazon.com, Inc.(a)	119,261	366,281,539
Etsy, Inc.(a)	429,033	66,452,921
		432,734,460
IT Services — 6.1%
Mastercard, Inc., Class A	215,708	77,831,761
MongoDB, Inc.(a)	84,285	32,196,027
Snowflake, Inc., Class A(a)	92,111	24,470,208
Visa, Inc., Class A	544,960	117,776,755
		252,274,751
Life Sciences Tools & Services — 3.8%
Danaher Corp.	267,683	73,454,892
Lonza Group AG, Registered Shares	61,228	42,363,795
Thermo Fisher Scientific, Inc.	76,076	41,385,344
		157,204,031
Oil, Gas & Consumable Fuels — 1.6%
Pioneer Natural Resources Co.	280,395	67,182,642
Security	Shares	Value
Personal Products — 0.6%
Olaplex Holdings, Inc.(a)(c)	1,481,537	$ 24,860,191
Pharmaceuticals — 2.4%
Eli Lilly & Co.	96,188	24,042,191
Zoetis, Inc.	373,377	72,304,456
		96,346,647
Professional Services — 1.3%
CoStar Group, Inc.(a)	308,466	18,819,511
TransUnion	395,115	35,860,637
		54,680,148
Semiconductors & Semiconductor Equipment — 8.5%
ASML Holding NV, Registered Shares	176,221	117,453,059
Marvell Technology, Inc.	1,356,523	92,691,217
NVIDIA Corp.	564,932	137,758,668
		347,902,944
Software — 19.2%
Adobe, Inc.(a)	141,405	66,132,290
Bill.com Holdings, Inc.(a)(c)	148,195	35,252,627
Intuit, Inc.	331,080	157,054,420
Microsoft Corp.	1,436,589	429,238,427
ServiceNow, Inc.(a)	175,340	101,683,173
		789,360,937
Technology Hardware, Storage & Peripherals — 4.0%
Apple Inc.	1,001,726	165,404,997
Textiles, Apparel & Luxury Goods — 4.2%
LVMH Moet Hennessy Louis Vuitton SE	105,175	77,293,649
NIKE, Inc., Class B	702,751	95,960,649
		173,254,298
Total Common Stocks — 96.9% (Cost: $2,201,080,853)		3,985,464,938
Preferred Securities
Preferred Stocks — 0.7%
Interactive Media & Services — 0.7%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $20,129,982)(a)(d)(e)	183,711	29,904,697
Total Preferred Securities — 0.7% (Cost: $20,129,982)		29,904,697
Total Long-Term Investments — 97.6% (Cost: $2,221,210,835)		4,015,369,635
Short-Term Securities(f)(g)
Money Market Funds — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	133,995,670	133,995,670
SL Liquidity Series, LLC, Money Market Series, 0.18%(h)	24,514,816	24,514,816
Total Short-Term Securities — 3.8% (Cost: $158,510,486)		158,510,486
Total Investments — 101.4% (Cost: $2,379,721,321)		4,173,880,121
Liabilities in Excess of Other Assets — (1.4)%		(59,402,063)
Net Assets — 100.0%		$ 4,114,478,058
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Capital Appreciation Fund, Inc.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $29,904,697, representing 0.7% of its net assets as of period end, and an original cost of $20,129,982.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 21,582,078	$ 112,413,592(a)	$ —	$ —	$ —	$ 133,995,670	133,995,670	$ 961	$ —
SL Liquidity Series, LLC, Money Market Series	—	24,522,617(a)	—	(7,801)	—	24,514,816	24,514,816	36,251(b)	—
				$ (7,801)	$ —	$ 158,510,486		$ 37,212	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Capital Appreciation Fund, Inc.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 103,221,462	$ —	$ —	$ 103,221,462
Automobiles	89,798,781	—	—	89,798,781
Capital Markets	182,239,596	—	—	182,239,596
Chemicals	101,353,331	—	—	101,353,331
Containers & Packaging	20,756,413	—	—	20,756,413
Electronic Equipment, Instruments & Components	60,204,624	—	—	60,204,624
Entertainment	48,784,765	—	—	48,784,765
Health Care Equipment & Supplies	104,498,562	—	—	104,498,562
Health Care Providers & Services	44,259,717	—	—	44,259,717
Hotels, Restaurants & Leisure	129,254,086	44,647,713	—	173,901,799
Industrial Conglomerates	63,561,630	—	—	63,561,630
Interactive Media & Services	431,678,212	—	—	431,678,212
Internet & Direct Marketing Retail	432,734,460	—	—	432,734,460
IT Services	252,274,751	—	—	252,274,751
Life Sciences Tools & Services	114,840,236	42,363,795	—	157,204,031
Oil, Gas & Consumable Fuels	67,182,642	—	—	67,182,642
Personal Products	24,860,191	—	—	24,860,191
Pharmaceuticals	96,346,647	—	—	96,346,647
Professional Services	54,680,148	—	—	54,680,148
Semiconductors & Semiconductor Equipment	347,902,944	—	—	347,902,944
Software	789,360,937	—	—	789,360,937
Technology Hardware, Storage & Peripherals	165,404,997	—	—	165,404,997
Textiles, Apparel & Luxury Goods	95,960,649	77,293,649	—	173,254,298
Preferred Securities	—	—	29,904,697	29,904,697
Short-Term Securities
Money Market Funds	133,995,670	—	—	133,995,670
	$ 3,955,155,451	$ 164,305,157	$ 29,904,697	4,149,365,305
Investments valued at NAV(a)				24,514,816
				$ 4,173,880,121
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
3